Filed with the U.S. Securities and Exchange Commission on April 27, 2026
1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1140	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	1141	[X]
(Check appropriate box or boxes.)
ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)
 (Registrant’s Telephone Number, including Area Code): (414) 516-1645
Kristina R. Nelson, President
ETF Series Solutions
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on May 7, 2026 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, the Trust, on behalf of its series, Defiance Daily Target 3X Long META ETF, Defiance Daily Target 3X Long IONQ ETF, Defiance Daily Target 3X Long RGTI ETF, Defiance Daily Target 3X Long RKLB ETF, Defiance Daily Target 3X Long TEM ETF, Defiance Daily Target 3X Long SOFI ETF, Defiance Daily Target 3X Long GEMI ETF, Defiance Daily Target 3X Long NBIS ETF, Defiance Daily Target 3X Long BULL ETF, Defiance Daily Target 3X Long ASTS ETF, Defiance Daily Target 3X Long ORCL ETF, Defiance Daily Target 3X Long UNH ETF, Defiance Daily Target 3X Long INTC ETF, Defiance Daily Target 3X Long MARA ETF, Defiance Daily Target 3X Long OKLO ETF, Defiance Daily Target 3X Long QUBT ETF, Defiance Daily Target 3X Long JOBY ETF, Defiance Daily Target 3X Long OPEN ETF, Defiance Daily Target 3X Long APLD ETF, and Defiance Daily Target 3X Long QBTS ETF hereby submits Post-Effective Amendment No. 1140 to the Trust’s Registration Statement for the sole purpose of designating May 7, 2026 as the new effective date for Post-Effective Amendment No. 1046, previously filed on October 23, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois, on April 27, 2026.

ETF Series Solutions

/s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on April 27, 2026.

Signature	Title

* David A. Massart	Trustee
David A. Massart

* Janet D. Olsen	Trustee
Janet D. Olsen

* Michael A. Castino	Trustee
Michael A. Castino

* Kristina R. Nelson	President and Principal Executive Officer
Kristina R. Nelson

* Kristen M. Weitzel	Treasurer and Principal Financial Officer
Kristen M. Weitzel

*By: /s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali
pursuant to Powers of Attorney